Stockholders’ (Deficiency)/Equity (Tables)	12 Months Ended
Jul. 31, 2014
Equity [Abstract]
Warrants to purchase common stock outstanding

Number of Shares to be Purchased	Warrant Exercise Price per Share		Warrant Expiration Date

8,470,661	$0.76		December 15, 2014
3,413,928	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
5,157,813	$1.00		March 15, 2015
64,516,758	$0.03		March 31, 2016*
27,272,720	$0.03		September 30, 2016*
5,675,227	$0.03		February 1, 2017*
4,999,999	$0.03		August 10, 2017*
8,324,144	$0.03		December 12, 2017*
34,166,669	$0.03		June 17, 2018*
25,666,668	$0.03		January 15, 2019*
69,166,667	$0.03		March 27, 2019*
257,331,254